Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Impact of the retrospective change in accounting principle on the consolidated statements of operations

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

Impact of the retrospective change in accounting principle on the consolidated balance sheet

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets [1]	$4,348	$4,590	$242
Other liabilities [1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income [2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.